Cover	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2021
Entity File Number	001-37686
Entity Registrant Name	BEIGENE, LTD.
Entity Central Index Key	0001651308
Entity Tax Identification Number	98-1209416
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two	94 Solaris Avenue, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1108
City Area Code	345
Local Phone Number	949-4123
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	BGNE
Entity Emerging Growth Company	false